SCHEDULE OF NET BOOK VALUE RIGHT OF USE ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Property, Plant and Equipment [Abstract]
Other properties leased for own use	$ 1,828	$ 14,259	$ 25,239
Plant and machinery leased for own use	914	7,130	30,421
Net book value right of use assets	$ 2,742	$ 21,389	$ 55,660